STOCK BASED COMPENSATION - Plans (Details) - shares	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Dec. 31, 2017
Stock-based compensation
Options outstanding (in shares)	1,202,979	3,767,571	262,427
2016 Plan
Stock-based compensation
Shares reserved (in shares)	2,966,241		1,345,469
Expiration period	10 years
Vesting period	3 years
Number of shares available for future issuance	1,708,179		1,083,041